Intangible Assets (Tables)	9 Months Ended
Mar. 31, 2019
Intangible Assets
Schedule of intangible assets
	March 31, 2019	March 31, 2018

Loyalty software	$3,449,241	-
Less accumulated amortization	(233,991)	-
Intangible assets, net	$3,215,250	$-